Annual Total Returns- Vanguard Total International Bond Index Fund (ETF) [BarChart] - ETF - Vanguard Total International Bond Index Fund - ETF Shares	2014	2015	2016	2017	2018	2019	2020
Total	8.83%	1.08%	4.67%	2.40%	2.94%	7.88%	4.60%